As filed with the Securities and Exchange Commission on December 21, 2007

Securities Act Registration No. 333-143242

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2

RUSSELL INVESTMENT COMPANY

(Name of Registrant as Specified in its Charter)

1-800-787-7354

(Area Code and Telephone Number)

909 A STREET

TACOMA, WASHINGTON 98402

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

Mary Beth Rhoden

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

(Name and Address of Agent for Service)

With a copy to:

John V. O’Hanlon

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116

It is proposed that this filing become effective immediately upon filing pursuant to paragraph (b) of Rule

485 under the Securities Act of 1933, as amended.

The title of the securities being registered is the Fixed Income I Fund.

No filing fee is required because an indefinite number of shares of the

Registrant have previously been registered on Form N-1A (Registration

Nos. 2-71299, 811-3153) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant’s Rule 24f-2 Notice for the fiscal year ended

October 31, 2006 was filed on January 29, 2007. Pursuant to Rule 429 under the

Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

This filing is being made for the purpose of adding additional exhibits, including the final tax opinion, to Part C of the Registration Statement.

No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

Part A-Proxy Statement/Prospectus and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on July 13, 2007.

PART C

OTHER INFORMATION

Item 15. Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant’s Amended and Restated Master Trust Agreement, which reads as follows:

Section 6.4 Indemnification of Trustees, Trustees Emeritus, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees, Trustees Emeritus and officers (including persons who serve at the Trust’s request as directors, officers, trustees or trustees emeritus of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee, Trustee Emeritus or officer, director, trustee or trustee emeritus, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insurance is provided to officers and Trustees of the Registrant pursuant to Section I.A of Registrant’s Mutual Fund and Directors and Officers Errors and Omissions Professional Liability Insurance policy, which reads as follows:

Section I.A. Insurance Agreements.

The Insurer will pay on behalf of the Individual Insured(s) in accordance with the terms hereof all Loss in excess of the Deductible set forth in Item 4 of the Declarations up to the available Limit of Liability set forth in Item 3 thereof, which is incurred by the Individual Insured(s) as a result of any Claim first made against them during the Policy Period or the Extended Discovery Period, if purchased, except such Loss which the Company or Investment Fund(s) pays as indemnification.

The term “Insured(s)” shall mean any persons who were, now are, or shall be directors, officers, partners, trustees, employees, general partners, or members of the Company or an Investment Fund while acting in their capacities or within the scope of their duties as such, or any person contracted to perform duties or services on behalf of the Company or an Investment Fund while under the supervision of the Company or Investment Fund (herein after also known as “Individual Insured(s)”).

The term “Investment Fund” means an entity which is created or established by the Insured(s) consisting of a sum of money whose principal is invested, or to be invested, pursuant to the objectives set forth in such entity’s private placement memorandum, prospectus, or similar document; provided, however, that a newly created Investment Fund and its Individual Insured(s) shall be Insured(s) under this Policy, but only with respect to Wrongful Acts taking place after such creation.

The term “Loss” shall mean:

1)	compensatory damages, judgments, settlements, costs, charges and expenses or other sums the Insured(s) shall legally become obligated to pay as damages resulting from any Claim or Claim(s) and Defense Costs;

2)	costs, charges and expenses or other damages incurred in connection with any investigation by any governmental body or self regulatory organization (SRO); provided, however, Loss shall not include:

(i)	fines or penalties imposed by law; or

(ii)	taxes; or

(iii)	salaries, commissions, regular or overtime wages or fees of Individual Insured(s); or

(iv)	administration or overhead charges, or charges of any kind or character whatsoever, attributable to any in-house counsel of the Company or any Investment Fund; or

(v)	matters which are uninsurable under the law pursuant to which this Policy shall be construed; provided that punitive or exemplary damages shall be deemed insurable under this Policy if such damages are insurable under the law of the jurisdiction that is most favorable to the insurability of such damages and is where:

a)	such damages were awarded or imposed;

b)	any Wrongful Act took place for which such damages were awarded or imposed;

c)	any Company is incorporated or has its principal place of business; or

d)	the Insurer is incorporated or has its principal place of business; or

(vi)	loss of actual money, securities, property or other items of value in the custody or control of the Insured (s); or diminution in value of money, securities, property or any other item of value unless caused by a Wrongful Act of the Insured(s).

The term “Claim(s)” shall mean:

1)	a civil proceeding commenced by the service of a complaint or similar pleading, or

2)	any investigation into possible violations of law or regulation initiated by any governmental body or self regulatory organization (SRO), or any proceeding commenced by the filing of a notice of charges, or formal investigative order or similar document, or

3)	a written demand

against any Insured(s) for any Wrongful Act, including any appeal therefrom.

The term “Policy Period” means that period from the inception date set forth in Item 2 of the Declarations to the expiration date set forth therein, or to any earlier cancellation date pursuant to Section XIV hereof.

Russell Investment Management Company or its affiliates may from time to time agree to provide indemnification from their own assets to the Registrant and Trustees of the Registrant against all liabilities incurred by the Registrant or any Trustee in connection with certain specified matters.

Item 16.	Exhibits

(1)	1.1 Amended and Restated Master Trust Agreement dated August 19, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.2 Amendment No. 1 to Amended and Restated Master Trust Agreement dated October 8, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.3 Amendment No. 2 to Amended and Restated Master Trust Agreement dated November 25, 2002 (incorporated by reference from Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.4 Amendment No. 3 to Amended and Restated Master Trust Agreement dated May 20, 2003 (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.5 Amendment No. 4 to Amended and Restated Master Trust Agreement dated May 25, 2004 (incorporated by reference to Post-Effective Amendment No. 73 dated December 3, 2004 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.6 Amendment No. 5 to Amended and Restated Master Trust Agreement dated August 24, 2004 (incorporated by reference to Post-Effective Amendment No. 73 dated December 3, 2004 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.7 Amendment No. 6 to Amended and Restated Master Trust Agreement dated February 23, 2005 (incorporated by reference to Post-Effective Amendment No. 78 dated April 19, 2005 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.8 Amendment No. 7 to Amended and Restated Master Trust Agreement dated May 17, 2005 (incorporated by reference to Post-Effective Amendment No. 80 dated June 29, 2005 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.9 Amendment No. 8 to Amended and Restated Master Trust Agreement dated August 23, 2005 (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.10 Amendment No. 9 to Amended and Restated Master Trust Agreement dated November 15, 2005 (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.11 Amendment No. 10 to Amended and Restated Master Trust Agreement dated November 15, 2005 (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.12 Amendment No. 11 to Amended and Restated Master Trust Agreement dated November 15, 2005 (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.13 Form of Amendment No. 12 to Amended and Restated Master Trust Agreement dated November 15, 2005 (incorporated by reference to Post-Effective Amendment No. 86 dated November 13, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.14 Amendment No. 13 to Amended and Restated Master Trust Agreement dated May 22, 2007 (incorporated by reference to Post-Effective Amendment No. 104 dated August 24, 2007 to Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.15 Amendment No. 14 to Amended and Restated Master Trust Agreement dated May 22, 2007 (incorporated by reference to Post-Effective Amendment No. 103 dated July 24, 2007 to Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.16 Amendment No. 15 to Amended and Restated Master Trust Agreement dated October 23, 2007 (incorporated by reference to Post-Effective Amendment No. 111 dated November 21, 2007 to Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.17 Amendment No. 16 to Amended and Restated Master Trust Agreement dated November 9, 2007 (incorporated by reference to Post-Effective Amendment No. 111 dated November 21, 2007 to Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(2)	2.1 Amended By-Laws of Frank Russell Investment Company dated August 23, 2005 (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(3)	Not applicable.

(4)	4.1 Form of Agreement and Plan of Reorganization of the Diversified Bond Fund (incorporated by reference as Exhibit A to the Prospectus/Proxy Statement, part of the Registrant’s Registration Statement on Form N-14 filed July 2, 2007 (SEC File No. 333-143242))

(5)	5.1 Form of Shares of Beneficial Interest for the Diversified Bond Fund (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(6)	6.1 Advisory Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(a)(1) filed under Post-Effective Amendment No. 42 dated February 28, 1999 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.2 Amendment to Advisory Agreement dated January 1, 2005 (incorporated by reference to Post-Effective Amendment No. 83 dated February 28, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.3 Amendment to the Advisory Agreement dated May 1, 2006 (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.4 Form of Portfolio Management Contract with Money Managers and Russell Investment Company (incorporated by reference to Registrant’s Registration Statement on Form N-14 filed July 2, 2007 (SEC File No. 333-143242))

(7)	7.1 Distribution Agreement with Russell Fund Distributors, Inc. dated January 1, 1999 due to change in control (incorporated by reference to Item 23(5)(a)(16) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.2 Form of Letter Agreement to the Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 103 dated July 24, 2007 to the Registrant’s Registration Statement of Form N-1A (SEC File Nos. 2-71299/811-3153))

7.3 Form of Letter Agreements regarding fee waivers and reimbursements (incorporated by reference from Post-Effective Amendment No. 96 dated February 28, 2007 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.4 Letter Agreements regarding administrative fee and direct expenses of the Funds of Funds waivers & reimbursements (incorporated by reference from Post-Effective Amendment No. 96 dated February 28, 2007 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.5 Form of Letter Agreement regarding fee waivers and reimbursements incorporated by reference to Registrant’s Registration Statement on Form N-14 filed July 2, 2007 (SEC File No. 333-143242))

(8)	8.1 Bonus or Profit Sharing Plans (none)

(9)	9.1 Custodian Contract with State Street Bank and Trust Company dated October 31, 1988 (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.2 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.3 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.4 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.5 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.6 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.7 Amendment to the Custodian Contract dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.8 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.9 Amendment to Custodian Contract between FRIC and State Street Bank and Trust Company (“Custodian”) dated July 2, 2001 (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.10 Custodian Contract Fee Schedule dated as of February 1, 2004 (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.11 Amendment to the Custodian Contract between RIC and the custodian dated January 20, 2006 (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.12 Custodian Contract Fee Schedule dated as of February 1, 2006 (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(10)	10.1 Form of Rule 12b-1 Distribution Plan (incorporated by reference to Post-Effective Amendment No. 102 dated July 19, 2007 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

10.2 Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference from Post-Effective Amendment No. 102 dated July 19, 2007 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(11)	11.1 Opinion and Consent of Counsel (incorporated by reference to Registrant’s Registration Statement on Form N-14 filed May 24, 2007 (SEC File No. 333-143242 ))

(12)	12.1 Opinion and Consent of Dechert LLP regarding tax matters (filed herewith)

(13)	13.1 Amended and Restated Administrative Agreement with Frank Russell Investment Management Company dated May 25, 2004 (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.2 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.3 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.4 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42 dated February 18, 1999 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.5 Form of Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.6 Form of Letter Agreement to the Amended and Restated Yield Calculation Agreement (incorporated by reference to Post-Effective Amendment No. 103 dated July 24, 2007 to the Registrant’s Registration Statement of Form N-1A (SEC File Nos. 2-71299/811-3153))

13.7 General forms of Frank Russell Investment Management Company’s Asset Management Services Agreements with Bank Trust Departments and other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.8 General forms of Frank Russell Investment Management Company’s Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.9 General form of Frank Russell Investment Management Company’s Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.10 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.11 Letter Agreements regarding fee waivers & reimbursements (incorporated by reference to Post-Effective Amendment No. 66 dated February 28, 2003 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.12 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.13 First Amendment to Credit Agreement dated as of December 28, 2000 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 53 dated October 10, 2001 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.14 Second Amendment to Credit Agreement dated as of December 27, 2001 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 56 dated March 1, 2002 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.15 Form of Third Amendment to Credit Agreement dated as of December 26, 2002 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 64 dated January 15, 2003 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.16 Form of Fourth Amendment to Credit Agreement dated as of December 24, 2003 (incorporated by reference to Post-Effective Amendment No. 69 dated March 1, 2004 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.17 Fifth Amendment to Credit Agreement dated as of December 22, 2004 (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.18 Form of Sixth Amendment to Credit Agreement dated as of March 1, 2005 (incorporated by reference to Post-Effective Amendment No. 77 dated February 28, 2005 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.19 Seventh Amendment to Credit Agreement dated as of December 21, 2005 (incorporated by reference to Post-Effective Amendment No. 83 dated February 28, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.20 Eighth Amendment to Credit Agreement dated as of May 23, 2006 (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.21 Form of Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 103 dated July 24, 2007 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.22 Form of Special Servicing Agreement with Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.23 Form of Side Letter relating to Special Servicing Agreement with the Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 66 dated February 28, 2003 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.24 Second Amended and Restated Joint Insurance Agreement dated November 29, 2006 (incorporated by reference to Post-Effective Amendment No. 89 dated December 8, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.25 Transfer Agency and Service Agreement dated July 1, 2005 with Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 81 dated December 7, 2005 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.26 Form of Letter Agreement to the Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment No. 103 dated July 24, 2007 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.27 Reorganization Expenses Agreement date October 22, 2007 (filed herewith)

(14)	14.1 Other Consents—Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm of the registrant (incorporated by reference to Registrant’s Registration Statement on Form N-14 filed May 24, 2007 (SEC File No. 333-143242))

(15)	15.1 Omitted Financial Statements—None

(16)	16.1 Powers of Attorney – (incorporated by reference to Registrant’s Registration Statement on Form N-14 filed May 24, 2007 (SEC File No. 333-143242))

(17)	17.1 Forms of proxy related to the Special Meeting of Shareholders of Diversified Bond Fund (incorporated by reference to Registrant’s Registration Statement on Form N-14 filed July 2, 2007 (SEC File No. 333-143242))

(1)	Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) of the Securities Act of 1933, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Tacoma, and State of Washington, on this 21st day of December, 2007.

RUSSELL INVESTMENT COMPANY Registrant

By:	*
Greg J. Stark, President and
Chief Executive Officer

/s/ Mary Beth Rhoden
* By Mary Beth Rhoden
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 21, 2007.

Signatures	Signatures

*	*
Greg J. Stark, President and Chief Executive Officer	Mark E. Swanson, Treasurer, in his capacity as Chief Accounting Officer

*	*
Thaddas A. Alston, Trustee	Kristianne Blake, Trustee

*	*
Daniel P. Connealy, Trustee	Jonathan Fine, Trustee

*
Greg J. Stark, Trustee	Raymond P. Tennison, Jr., Trustee

*	*
Jack R. Thompson, Trustee	Julie W. Weston, Trustee

*	Executed pursuant to powers of attorney filed with Registration Statement No. 333-143242 filed on May 24, 2007.

/s/ Mary Beth Rhoden
* By Mary Beth Rhoden
Attorney-in-fact

Exhibit Index

Exhibit Number	Title of Exhibit
12.1	Opinion of Dechert LLP with respect to tax matters

13.27	Reorganization Expenses Agreement